Consolidated And Combined Statements Of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating Activities
Net income	$ 235,033,000	$ 83,568,000	$ 324,020,000
Adjustments to reconcile net income to net cash provided by operating activities
(Income) loss from discontinued operations, net of taxes	(78,707,000)	2,846,000	(136,167,000)
Depreciation and amortization	74,130,000	71,740,000	64,879,000
Amortization of deferred major repair costs	575,000	163,000
Deferred and noncurrent income tax charges (credits)	(7,262,000)	(16,463,000)	22,948,000
Impairment of properties		60,988,000
Accretion on discounted liabilities	1,096,000	980,000	879,000
Pretax (gains) losses from sale of assets	(5,995,000)	1,005,000	363,000
Net decrease (increase) in noncash operating working capital	74,865,000	32,553,000	(271,046,000)
Other operating activities - net	13,215,000	(1,088,000)	2,673,000
Net cash provided by continuing operations	306,950,000	236,292,000	8,549,000
Net cash provided by discontinued operations	49,748,000	1,135,000	179,824,000
Net cash provided by operating activities	356,698,000	237,427,000	188,373,000
Investing Activities
Property additions	(164,536,000)	(104,496,000)	(99,819,000)
Proceeds from sale of assets	6,113,000	364,000	363,000
Expenditures for major repairs	(726,000)	(250,000)
Other investing activities - net	52,000		2,453,000
Investing activities of discontinued operations
Sales proceeds	173,118,000		950,010,000
Other	(1,129,000)	(7,706,000)	(40,127,000)
Net cash provided by (required by) investing activities	12,892,000	(112,088,000)	812,880,000
Financing Activities
Repayments of long-term debt	(81,170,000)	(42,000)	(42,000)
Additions to long-term debt	641,250,000
Cash dividend to former parent	(650,000,000)
Debt issuance costs	(6,693,000)
Net distributions to former parent	(35,609,000)	(104,811,000)	(1,021,038,000)
Net cash required by financing activities	(132,222,000)	(104,853,000)	(1,021,080,000)
Net increase in cash and cash equivalents	237,368,000	20,486,000	(19,827,000)
Cash and cash equivalents at January 1	57,373,000	36,887,000	56,714,000
Cash and cash equivalents at December 31	$ 294,741,000	$ 57,373,000	$ 36,887,000